Investments in subsidiaries and associates	12 Months Ended
Sep. 30, 2021
Investments in subsidiaries and associates
Investments in subsidiaries and associates

GROUP STRUCTURE

Note 30. Investments in subsidiaries and associates

Accounting policy

Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When the Group ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.
Changes in the Group’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.
In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.
All transactions between Group entities are eliminated on consolidation.
Associates

Associates are entities in which the Group has significant influence, but not control, over the operating and financial policies. The Group accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by the Group’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in associate.

Overseas companies predominantly carry on business in the country of incorporation. For unincorporated entities, ‘Country of incorporation’ refers to the country where business is carried on. The financial years of all controlled entities are the same as that of Westpac unless otherwise stated. From time to time, the Group consolidates a number of unit trusts where the Group has variable returns from its involvement with the trusts, and has the ability to affect those returns through its power over the trusts. These unit trusts are excluded from the table.

The following table includes the principal controlled entities of the Group as at 30 September 2021.

	Country of		Country of
Name	incorporation	Name	incorporation
Advance Asset Management Limited	Australia	Westpac Financial Services Group Limited	Australia
Asgard Capital Management Limited	Australia	Westpac Life Insurance Services Limited[1]	Australia
BT Financial Group Pty Limited	Australia	Westpac Overseas Holdings No. 2 Pty Limited	Australia
BT Funds Management Limited	Australia	Westpac Securitisation Holdings Pty Limited	Australia
BT Portfolio Services Limited	Australia	Westpac Life-NZ-Limited[1]	New Zealand
Capital Finance Australia Limited	Australia	Westpac New Zealand Group Limited	New Zealand
Crusade Trust No.2P of 2008	Australia	Westpac New Zealand Limited (WNZL)	New Zealand
Reinventure Fund, I.L.P.	Australia	Westpac NZ Covered Bond Limited[2]	New Zealand
Series 2008-1M WST	Australia	Westpac NZ Securitisation Limited[2]	New Zealand
St.George Finance Holdings Limited	Australia	Westpac Securities NZ Limited	New Zealand
Westpac Covered Bond Trust	Australia	Westpac Bank-PNG-Limited	Papua New Guinea
Westpac Equity Holdings Pty Limited	Australia

1.	Refer to Note 37 for details of assets and liabilities held for sale.
2.

The Group indirectly owns 19% of Westpac NZ Covered Bond Limited (WNZCBL) and Westpac NZ Securitisation Limited (WNZSL), however, due to contractual and structural arrangements both WNZCBL and WNZSL are considered to be controlled entities within the Group.

The following controlled entities have been granted relief from compliance with the balance date synchronisation provisions in the Corporations Act 2001: Westpac Cash PIE Fund; Westpac Notice Saver PIE Fund; and Westpac Term PIE Fund.

The following material controlled entities are not wholly owned:

Percentage Owned	2021	2020
Reinventure Fund, I.L.P.	99.0%	99.0%
Westpac Bank-PNG-Limited	89.9%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%

Note 30. Investments in subsidiaries and associates (continued)

Non-controlling interests

Details of the balance of NCIs are set out in Note 27. There are no NCIs that are material to the Group.

Significant restrictions

On 2 April 2020, a decision was made by the RBNZ to freeze distribution of dividends on ordinary shares by all banks in New Zealand during the period of uncertainty caused by COVID-19. With effect from 29 April 2021, these dividend restrictions were eased to allow New Zealand banks to pay up to a maximum of 50% of their earnings as dividend. This 50% dividend restriction will remain in place until 1 July 2022. As a result there is currently a restriction on the payment of dividends by WNZL, the Group's New Zealand subsidiary.

There were no other significant restrictions on the ability to transfer cash or other assets, pay dividends or other capital distributions, provide or repay loans and advances between the entities within the Group. There were also no significant restrictions on Westpac’s ability to access or use the assets and settle the liabilities of the Group resulting from protective rights of NCIs.

Associates

There are no associates that are material to the Group.

Changes in ownership of subsidiaries

Businesses disposed during the year ending 30 September 2021

Westpac sold its interest in the following business during the year:

●	Westpac General Insurance Limited (sold on 1 July 2021)
●	Westpac General Insurance Services Limited (sold on 1 July 2021)
●	Westpac Vendor Finance business (sold on 31 July 2021)
●	Westpac Lenders Mortgage Insurance Limited (sold on 31 August 2021).

Refer to Notes 36 and 37 for further details of businesses disposed in 2021.

Businesses disposed during the year ending 30 September 2020

No businesses were sold in 2020.

Businesses disposed during the year ending 30 September 2019

Westpac sold its interest in Ascalon Capital Managers (Asia) Limited and Ascalon Capital Managers Limited on 8 February 2019 for a combined profit of $3 million recognised in non-interest income (refer to Note 36).